Financial Instrument - Risk Management and Fair Value - Summary of Foreign Currency Risk Exposure (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	$ 156,158	$ 238,792	$ 331,687	$ 204,715
Accounts receivable, net	117,231	118,085
Other assets	88,285	42,841
Currency risk [member]
Assets
Cash and cash equivalents	53,123	25,189
Investments	2	277
Accounts receivable, net	68,171	75,769
Other assets	19,107	29,459
Total assets	140,403	130,694
Liabilities
Accounts payable	48,501	37,186
Taxes payable	40,243	50,922
Other liabilities	20,771	25,471
Total liabilities	109,515	113,579
Net position	$ 30,888	$ 17,114